Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following:
	As of December 31,
	2023	2022
Land use rights	$4,760,543	$5,212,049
Less: accumulated amortization	(100,974)	(250,168)
Intangible assets, net	$4,659,569	$4,961,881

Schedule of Amortization of Intangible Assets	Amortization of intangible assets attributable to future periods as of December 31, 2023 is as follows:
For the Year	Amortization Amount
2024	$102,675
2025	102,675
2026	102,675
2027	102,675
2028	102,675
Therafter	4,146,194
Total	$4,659,569